Business Acquisitions - Preliminary Purchase Equation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 BDW [Member]	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2012 E-Car [Member]	Oct. 26, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 STT Technologies Inc. [Member]	Dec. 31, 2012 Ixetic Verwaltungs GmbH [Member]	Dec. 31, 2012 Other [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash	$ 127				$ 11		$ 19		$ 13	$ 64	$ 20
Non-cash working capital	(129)		35	(45)	(122)		(48)		9	54	(22)
Investments	3									3
Fixed assets	501		95	69	188		87		30	186	10
Goodwill, net	289		29	68	32		16	58	58	169	14
Other assets	94			40	17		9			68
Purchase intangibles	215						210		5
Long-term employee benefit liabilities	(49)						(2)			(45)	(2)
Long-term debt	(25)				(24)					(1)
Other long-term liabilities	(35)		(28)	(5)	(35)
Deferred tax liabilities	(68)				(23)				(5)	(39)	(1)
Non-controlling interests	(11)		(7)	(3)			(11)
Fair value of net assets	912				44		280		110	459	19
Less: Carrying value of Magna's equity accounted investment	(72)						(52)		(20)
Gain on re-measurement	(188)						(153)		(35)
Consideration paid	652	75	120	106	44		75		55	459	19
Less: Cash acquired	(127)				(11)	(19)	(19)	(13)	(13)	(64)	(20)
Net cash outflow	$ 525		$ 157	$ 120	$ 33		$ 56		$ 42	$ 395	$ (1)